                               SEMI-ANNUAL REPORT

                              -------------------
                                 DREYFUS PREMIER
                                     MIDCAP
                                   STOCK FUND
                              --------------------

                                 APRIL 30, 1998


                                  [Lion Logo]

DREYFUS PREMIER MIDCAP STOCK FUND
------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

    We are pleased to report the performance for the Dreyfus Premier Midcap Stock Fund for the six-month period ended April 30, 1998, as shown in the following table:

                                                    TOTAL RETURN*
                                                    -------------
    Class A Shares                                      17.84%
    Class B Shares                                      16.79% +
    Class C Shares                                      16.93% +
    Class R Shares                                      18.03%
    Standard & Poor's MidCap 400 Index (S&P 400)**      19.17%

---------------
+ Since inception 1/16/98

ECONOMIC REVIEW

    Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board (the "Fed") in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.

    While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes, but additionally by several short-lived influences.

    Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. However, accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

    The above pressures have kept Fed policy unchanged until now. However, policymakers seem more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.

MARKET OVERVIEW

Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.

    Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.

    As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.

    Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

    Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. The Wall Street Journal cited estimates that the first-quarter profit growth for the Dow Jones Industry Groups was just 4.1%. This was described as the smallest growth in earnings since the fourth quarter of 1991. Yet an impressive segment of analysts were predicting that profits could increase by 8% in the second quarter and even by 11% for this year as a whole. Still, many skeptics saw those numbers as overly optimistic. They cited several factors:

    *  possible delayed reaction to the collapse of Asian markets;
    * the everpresent possibility that the Fed could still raise interest rates;
    * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.

    There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."

    In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.

PORTFOLIO FOCUS

    As the performance figures indicate, the Fund's results for the six-month reporting period were below the S&P 400 benchmark. During the period under review, larger-capitalization firms in general had better returns than small-capitalization companies, and the Fund's results were negatively affected compared to the S&P 400 by having an average market capitalization in its portfolio slightly below the average for the Index.

    On the other hand, the Fund was helped by its average price/earnings ratio being somewhat below the P/E ratio of the benchmark index. The Fund continued its policy of being virtually fully invested. Cash equivalents were a good deal below 5% during most of the reporting period. Adhering to our disciplined approach (despite the change in the Fund's name, formerly Dreyfus Disciplined Midcap Stock Fund), we stuck to our pre-determined guidelines in the composition of the portfolio. In particular, we remained neutral between the various industry sectors. In other words, sectors were represented in the portfolio substantially as they were represented in the benchmark index.

    During the six months, stock issues in a broad array of industries helped performance. Among them were: Rohm & Haas - chemicals; BMC Software - software for mainframe computers; Snyder Communications - marketing services; Biogen - health care ; Payless ShoeSource - retailer of shoes; Bear Stearns Cos.- financial services; and Pulitzer Publishing - media/newspapers/television.

    We thank you for your confidence in Dreyfus and will continue our best efforts on your behalf.

                                Sincerely,


                                John R. O'Toole, C.F.A.
                                Portfolio Manager

May 29, 1998
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall midcap stock market performance.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                             APRIL 30, 1998 (UNAUDITED)

COMMON STOCKS-50.8%                                                                         SHARES           VALUE
----------------------------------------------------------------------------             ------------      -----------
             BASIC INDUSTRIES-7.3%   ABT Building Products                                 10,200 (a)      $   162,562
                                     AptarGroup.............................                7,200              450,000
                                     Ball...................................               15,500              598,687
                                     Caraustar Industries...................               22,900              784,325
                                     Centex Construction Products...........               12,000              441,000
                                     Crompton & Knowles.....................               27,200              814,300
                                     Cytec Industries.......................               17,500 (a)          958,125
                                     International Specialty Products.......               35,300 (a)          703,794
                                     Rohm & Haas............................                7,200              776,250
                                                                                                           -----------
                                                                                                             5,689,043
                                                                                                           -----------


            CAPITAL SPENDING-19.6%   AccuStaff..............................               21,600 (a)          774,900
                                     Affiliated Computer Services, Cl. A....               12,200 (a)          428,525
                                     Allied Waste Industries................               18,100 (a)          497,750
                                     American Power Conversion..............               14,600 (a)          469,937
                                     Applied Materials......................               18,800 (a)          679,150
                                     BMC Software...........................               15,500 (a)        1,450,219
                                     Billing Concepts.......................               19,400 (a)          543,200
                                     CHS Electronics........................               30,700 (a)          640,862
                                     Case...................................                7,700              489,431
                                     Computer Task Group....................               10,700              415,962
                                     Cort Business Services.................               16,000 (a)          639,000
                                     Cummins Engine.........................                5,900              320,812
                                     Danaher................................                6,300              452,812
                                     Envoy..................................                9,000 (a)          379,125
                                     First Health Group.....................               10,000 (a)          590,000
                                     Gartner Group, Cl. A...................               10,500 (a)          347,813
                                     Gulfstream Aerospace...................               13,100 (a)          549,381
                                     Hertz, Cl. A...........................               17,300              709,300
                                     Keane..................................                8,500 (a)          427,125
                                     Network Associates.....................                7,800 (a)          534,300
                                     Newpark Resources......................               26,000 (a)          625,625
                                     SABRE Group Holdings, Cl. A............               20,100 (a)          731,137
                                     Snyder Communications..................               18,600 (a)          790,500
                                     Storage Technology.....................                6,000 (a)          506,625
                                     Stratus Computer.......................               15,200 (a)          662,150
                                     Timken.................................               18,200              726,863
                                                                                                           -----------
                                                                                                            15,382,504
                                                                                                           -----------

           CONSUMER CYCLICAL-16.2%   Bed Bath & Beyond......................               10,400 (a)          512,200
                                     Borg-Warner Automotive.................                7,300              453,969
                                     Bowne & Co.............................               17,300              714,706
                                     Cracker Barrel Old Country Store.......               11,300              415,275
                                     Dollar Tree Stores.....................                7,300 (a)          396,025
                                     Family Dollar Stores...................               18,000              612,000
                                     Furniture Brands International.........               22,600 (a)          663,875

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                  APRIL 30, 1998 (UNAUDITED)

COMMON STOCKS (CONTINUED)                                                                   SHARES           VALUE
----------------------------------------------------------------------------             ------------     ------------
     CONSUMER CYCLICAL (CONTINUED)   General Nutrition                                     16,000 (a)      $   574,000
                                     Harley-Davidson........................               13,800              496,800
                                     IHOP...................................               10,000 (a)          440,000
                                     King World Productions.................                8,700 (a)          232,181
                                     Leggett & Platt........................               16,200              841,388
                                     McClatchy Newspapers, Cl. A............                2,800               83,825
                                     Nautica Enterprises....................               12,800 (a)          318,400
                                     Payless ShoeSource.....................                7,700 (a)          550,550
                                     Proffitts..............................               23,000 (a)          914,250
                                     Pulitzer Publishing....................                6,800              580,550
                                     Ross Stores............................               18,400              852,150
                                     TJX Cos................................               24,700            1,092,975
                                     V.F....................................               16,200              842,400
                                     Washington Post, Cl. B.................                  400              209,700
                                     Whole Foods Market.....................                8,300 (a)          513,563
                                     Zale...................................               12,700 (a)          382,587
                                                                                                           -----------
                                                                                                            12,693,369
                                                                                                           -----------

             CONSUMER STAPLES-4.7%   Alberto-Culver, Cl. B..................               11,000              323,125
                                     Hormel Foods...........................               25,800              877,200
                                     Interstate Bakeries....................               21,500              681,281
                                     Lancaster Colony.......................                8,400              324,450
                                     Lauder (Estee).........................                7,400              491,638
                                     Universal Foods........................               18,700              945,519
                                                                                                           -----------
                                                                                                             3,643,213
                                                                                                           -----------

                  ELECTRONICS-5.9%   CIENA..................................                5,100 (a)          284,325
                                     CellStar...............................               10,400 (a)          339,300
                                     Linear Technology......................               11,000              885,500
                                     Maxim Integrated Products..............               24,100 (a)          973,037
                                     Tellabs................................               15,600 (a)        1,105,650
                                     Waters.................................               18,600 (a)          995,100
                                                                                                           -----------
                                                                                                             4,582,912
                                                                                                           -----------

                       ENERGY-7.6%   Cliffs Drilling........................               10,600 (a)          522,713
                                     Cooper Cameron.........................                8,600 (a)          571,363
                                     Helmerich & Payne......................               18,000              549,000
                                     Keyspan Energy.........................               12,000              409,500
                                     National Fuel Gas......................               13,700              630,200
                                     Noble Drilling.........................               22,400 (a)          723,800
                                     Pennzoil...............................                9,000              576,563
                                     Questar................................                9,900              429,413
                                     Rowan Cos..............................               19,800 (a)          582,863
                                     Sun....................................               24,200              978,587
                                                                                                           -----------
                                                                                                             5,974,002
                                                                                                           -----------

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                  APRIL 30, 1998 (UNAUDITED)

COMMON STOCKS (CONTINUED)                                                                   SHARES           VALUE
----------------------------------------------------------------------------             ------------      -----------
                  HEALTH CARE-8.4%   Arterial Vascular Engineering..........               12,700 (a)      $   449,263
                                     Ballard Medical Products...............               25,100              630,637
                                     Biogen.................................               12,000 (a)          532,500
                                     Biomet.................................               25,100              753,000
                                     DENTSPLY International.................               15,500              509,563
                                     Elan, A.D.S............................               15,900 (a)          987,788
                                     Rexall Sundown.........................                9,700 (a)          309,794
                                     STERIS.................................               17,600 (a)        1,035,100
                                     Watson Pharmaceuticals.................               31,100 (a)        1,337,300
                                                                                                           -----------
                                                                                                             6,544,945
                                                                                                           -----------

          INTEREST SENSITIVE-16.5%   American National Insurance............                4,600              496,800
                                     Bear Stearns Cos.......................               14,800              844,525
                                     CMAC Investment........................                8,100              522,956
                                     City National..........................               20,300              754,906
                                     Colonial BancGroup.....................               10,000              358,750
                                     Compass Bancshares.....................               12,900              625,650
                                     Cullen/Frost Bankers...................                9,700              567,450
                                     Downey Financial.......................                9,900              343,406
                                     Edwards (A.G.).........................                7,700              346,500
                                     FIRSTPLUS Financial Group..............               16,200 (a)          785,700
                                     Imperial Bancorp.......................               15,500 (a)          454,344
                                     Lehman Brothers Holdings...............                6,800              483,225
                                     Mercantile Bankshares..................               15,700              602,488
                                     North Fork Bancorp.....................               25,600              950,400
                                     Old Republic International.............               15,100              683,275
                                     PMI Group..............................               10,100              820,625
                                     Provident Financial Group..............               15,500              820,531
                                     RenaissanceRe Holdings.................                9,400              448,850
                                     SouthTrust.............................               21,100              900,706
                                     T.Rowe Price Associates................                9,100              687,050
                                     Zions Bancorporation...................                8,500              434,563
                                                                                                           -----------
                                                                                                            12,932,700
                                                                                                           -----------

            MINING AND METALS-1.2%   Bethlehem Steel........................               22,400 (a)          348,600
                                     Cleveland-Cliffs.......................                3,200              179,200
                                     General Cable..........................                8,800              398,750
                                                                                                           -----------
                                                                                                               926,550
                                                                                                           -----------

               TRANSPORTATION-1.7%   Trico Marine Services..................               16,800 (a)          380,100
                                     US Airways Group.......................               13,900 (a)          988,638
                                                                                                           -----------
                                                                                                             1,368,738
                                                                                                           -----------

                   UTILITIES-11.4%   Aliant Communications..................               10,500              297,937
                                     Boston Edison..........................               26,000            1,059,500
                                     CalEnergy..............................               21,200 (a)          691,650

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                 APRIL 30, 1998 (UNAUDITED)

COMMON STOCKS (CONTINUED)                                                                   SHARES            VALUE
----------------------------------------------------------------------------             ------------      -----------
             UTILITIES (CONTINUED)   Century Telephone Enterprises..........               33,600          $ 1,430,100
                                     Commonwealth Energy Systems............               32,800            1,254,600
                                     DQE....................................               16,800              577,500
                                     GPU....................................               23,200              919,300
                                     Montana Power..........................               15,600              580,125
                                     Pinnacle West Capital..................               21,500              951,375
                                     Sierra Pacific Resources...............               15,600              546,000
                                     Tel-Save Holdings......................               27,600 (a)          629,625
                                                                                                           -----------
                                                                                                             8,937,712
                                                                                                           -----------
                                     TOTAL COMMON STOCKS
                                       (cost $66,129,481)...................                               $78,675,688
                                                                                                           ===========

                                                                                           PRINCIPAL
SHORT-TERM INVESTMENTS-1.8%                                                                 AMOUNT
----------------------------------------------------------------------------             ------------
            REPURCHASE AGREEMENTS;   Goldman Sachs & Co., Tri-Party
                                       Repurchase Agreement, 5.52%
                                       dated 4/30/98 to be repurchased
                                       at $1,429,867 on 5/1/98,
                                       collateralized by $1,416,000 U.S.
                                       Treasury Notes, 6.125% due
                                       8/15/2007
                                       (cost $1,429,648)....................               $1,429,648      $ 1,429,648
                                                                                                           ===========

TOTAL INVESTMENTS (cost $67,559,129)........................................                   102.3%      $80,105,336
                                                                                               ======      ===========

LIABILITIES, LESS CASH AND RECEIVABLES......................................                    (2.3%)     $(1,801,495)
                                                                                               ======      ===========

NET ASSETS..................................................................                   100.0%      $78,303,841
                                                                                               ======      ===========

NOTES TO STATEMENT OF INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------
(a) Non-income producing.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                   APRIL 30, 1998 (UNAUDITED)

                                                                                                Cost          Value
                                                                                            ------------   -----------
ASSETS:                    Investments in securities-See Statement of
                             Investments-Note 1(c)................................          $67,559,129    $80,105,336
                           Cash...................................................                             394,481
                           Receivable for shares of Capital Stock subscribed......                             543,744
                           Dividends and interest receivable......................                              65,454
                                                                                                           -----------
                                                                                                            81,109,015
                                                                                                           -----------

LIABILITIES:               Due to The Dreyfus Corporation and affiliates..........                              76,515
                           Due to Distributor.....................................                               1,621
                           Payable for shares of Capital Stock redeemed...........                           2,692,822
                           Payable for investment securities purchased............                              34,162
                           Loan commitment fees payable...........................                                  54
                                                                                                           -----------
                                                                                                             2,805,174
                                                                                                           -----------

NET ASSETS........................................................................                         $78,303,841
                                                                                                           ===========

REPRESENTED BY:            Paid-in capital........................................                         $63,504,396
                           Accumulated undistributed investment income-net........                              20,171
                           Accumulated net realized gain (loss) on investments....                           2,233,067
                           Accumulated net unrealized appreciation (depreciation)
                             on investments-Note 3................................                          12,546,207
                                                                                                           -----------

NET ASSETS........................................................................                         $78,303,841
                                                                                                           ===========

                                               NET ASSET VALUE PER SHARE
                                               -------------------------

                                                          CLASS A          CLASS B          CLASS C         CLASS R
                                                        ------------     -----------      -----------     ------------
Net Assets.................................             $14,466,954      $6,045,597       $1,128,615       $56,662,675
Shares Outstanding.........................                 843,575         353,319           65,889         3,298,499
NET ASSET VALUE PER SHARE..................                  $17.15          $17.11           $17.13            $17.18
                                                             ======          ======           ======            ======

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS         SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME:                          Cash dividends ................................           $  238,791
                                 Interest.......................................               78,426
                                                                                           ----------
                                       TOTAL INCOME.............................                           $  317,217

EXPENSES:                        Management fee-Note 2(a).......................              280,491
                                 Distribution and service fees-Note 2(b)........               19,809
                                 Loan commitment fees-Note 4....................                   99
                                                                                           ----------

                                       TOTAL EXPENSES...........................                              300,399
                                                                                                           ----------

INVESTMENT INCOME-NET...........................................................                               16,818
                                                                                                           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 3:
                                 Net realized gain (loss) on investments...........         $2,238,030
                                 Net realized gain (loss) on financial futures.....            (60,737)
                                                                                            ----------
                                       NET REALIZED GAIN (LOSS)....................                         2,177,293

                                 Net unrealized appreciation (depreciation) on
                                   investments (including $56,175 net unrealized
                                   appreciation on financial futures)..............                         6,155,693
                                                                                                           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.............................                         8,332,986
                                                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                        $8,349,804
                                                                                                           ==========

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED
                                                                                   APRIL 30, 1998       YEAR ENDED
                                                                                     (UNAUDITED)     OCTOBER 31, 1997
                                                                                  ----------------   ----------------
OPERATIONS:
    Investment income-net..........................................                 $    16,818        $   110,541
    Net realized gain (loss) on investments........................                   2,177,293          5,918,597
    Net unrealized appreciation (depreciation) on investments......                   6,155,693          3,500,980
                                                                                    -----------        -----------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          OPERATIONS...............................................                   8,349,804          9,530,118
                                                                                    -----------        -----------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Class A shares...............................................                      (4,238)            (1,586)
      Class R shares...............................................                     (54,363)           (62,895)
    Net realized gain on investments:
      Class A shares...............................................                  (1,209,970)          (493,147)
      Class R shares...............................................                  (4,651,857)        (2,268,268)
                                                                                    -----------        -----------
          TOTAL DIVIDENDS..........................................                  (5,920,428)        (2,825,896)
                                                                                    -----------        -----------

CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares...............................................                  10,410,466          5,620,898
      Class B shares...............................................                   5,918,176                 --
      Class C shares...............................................                   1,136,555                 --
      Class R shares...............................................                  38,084,821         93,962,959
    Dividends reinvested:
      Class A shares...............................................                   1,166,625            477,790
      Class R shares...............................................                   4,464,330          2,107,559
    Cost of shares redeemed:
      Class A shares...............................................                  (4,625,286)        (3,018,397)
      Class B shares...............................................                     (13,073)                --
      Class C shares...............................................                     (22,754)                --
      Class R shares...............................................                 (19,261,388)       (86,087,710)
                                                                                    -----------        -----------
          INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK
          TRANSACTIONS.............................................                  37,258,472         13,063,099
                                                                                    -----------        -----------
            TOTAL INCREASE (DECREASE) IN NET ASSETS................                  39,687,848         19,767,321

NET ASSETS:
    Beginning of Period............................................                  38,615,993         18,848,672
                                                                                    -----------        -----------
    End of Period..................................................                 $78,303,841        $38,615,993
                                                                                    -----------        -----------

UNDISTRIBUTED INVESTMENT INCOME-NET................................                 $    20,171        $    61,954
                                                                                    -----------        -----------

(1) Effective January 16, 1998, Investor shares and Restricted shares were redesignated Class A shares and Class R shares, respectively.
(2) The Fund commenced selling Class B and Class C shares on January 16,
    1998.
(3) Effective August 15, 1997, Institutional shares and Retail shares were redesignated Investor shares and Restricted shares, respectively.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                             SHARES
                                                                              ---------------------------------------
                                                                              SIX MONTHS ENDED
                                                                              APRIL 30, 1998(1,2)       YEAR ENDED
                                                                                 (UNAUDITED)       OCTOBER 31, 1997(3)
                                                                              ------------------- --------------------
    CLASS A
    -------
    Shares sold....................................................                 645,004             331,624
    Shares issued for dividends reinvested.........................                  82,408              37,543
    Shares redeemed................................................                (286,253)           (189,963)
                                                                                 ----------          ----------
          NET INCREASE (DECREASE) IN SHARES OUTSTANDING............                 441,159             179,204
                                                                                 ==========          ==========

    CLASS B
    -------
    Shares sold....................................................                 354,090                  --
    Shares issued for dividends reinvested.........................                      --                  --
    Shares redeemed................................................                    (771)                 --
                                                                                 ----------          ----------
          NET INCREASE (DECREASE) IN SHARES OUTSTANDING............                 353,319                  --
                                                                                 ==========          ==========

    CLASS C
    -------
    Shares sold....................................................                  67,217                  --
    Shares issued for dividends reinvested.........................                      --                  --
    Shares redeemed................................................                  (1,328)                 --
                                                                                 ----------          ----------
          NET INCREASE (DECREASE) IN SHARES OUTSTANDING............                  65,889                  --
                                                                                 ==========          ==========

    CLASS R
    -------
    Shares sold....................................................               2,285,429           5,925,097
    Shares issued for dividends reinvested.........................                 330,803             165,161
    Shares redeemed................................................              (1,182,732)         (5,314,562)
                                                                                 ----------          ----------
          NET INCREASE (DECREASE) IN SHARES OUTSTANDING............               1,433,500             775,696
                                                                                 ==========          ==========

(1) Effective January 16, 1998, Investor shares and Restricted shares were redesignated Class A shares and Class R shares, respectively.
(2) The Fund commenced selling Class B and Class C shares on January 16,
1998.
(3) Effective August 15, 1997, Institutional shares and Retail shares were redesignated Investor shares and Restricted shares, respectively.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                CLASS A SHARES
                                                     -----------------------------------------------------------------
                                                     SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 1998    ----------------------------------------------
PER SHARE DATA:                                       (UNAUDITED)(1)      1997(2)     1996(3)     1995       1994(4,5)
                                                     ----------------    ------      ------      ------     ------
    Net asset value, beginning of period............      $17.02         $14.36      $11.92      $ 9.75     $10.00
                                                          ------         ------      ------      ------     ------
    INVESTMENT OPERATIONS:
    Investment income (loss)-net....................        (.01)           .02         .04         .09        .05
    Net realized and unrealized gain (loss)
      on investments................................        2.63           4.79        2.98        2.17       (.26)
                                                          ------         ------      ------      ------     ------
    TOTAL FROM INVESTMENT OPERATIONS................        2.62           4.81        3.02        2.26       (.21)
                                                          ------         ------      ------      ------     ------
    DISTRIBUTIONS:
    Dividends from investment income-net............        (.01)          (.01)       (.05)       (.09)      (.04)
    Dividends from net realized gain on investments.       (2.48)         (2.14)       (.53)         --         --
                                                          ------         ------      ------      ------     ------
    TOTAL DISTRIBUTIONS.............................       (2.49)         (2.15)       (.58)       (.09)      (.04)
                                                          ------         ------      ------      ------     ------
Net asset value, end of period......................      $17.15         $17.02      $14.36      $11.92     $ 9.75
                                                          ======         ======      ======      ======     ======

TOTAL INVESTMENT RETURN (6).........................       17.84%(7)      38.40%      26.29%      23.39%     (2.06%)(7)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.........         .67%(7)       1.35%       1.35%       1.35%       .80%(7,8)
    Ratio of net investment income (loss)
      to average net assets.........................        (.06%)(7)       .16%        .28%        .86%       .42%(7,8)
    Portfolio Turnover Rate...............                 33.27%(7)       81.87%     90.93%      71.00%     83.00%(7)
    Average commission rate paid(9).................      $.0356          $.0544     $.0390        --         --
    Net Assets, end of period (000's Omitted).......     $14,467          $6,847     $3,205      $1,417        $54

--------------------
(1) Effective January 16, 1998, Investor Shares were redesignated as Class A shares.
(2) Effective August 15, 1997, Institutional shares were redesignated as Investor shares.
(3) Effective July 15, 1996, Investor shares were redesignated as
    Institutional shares.
(4) The Fund commenced selling Investor shares on April 6, 1994.
(5) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(6) Exclusive of sales load.
(7) Not annualized.
(8) These ratios have been restated to reflect current year's presentation.
(9) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                   CLASS B SHARES             CLASS C SHARES
                                                                  ----------------           ----------------
                                                                  SIX MONTHS ENDED           SIX MONTHS ENDED
                                                                   APRIL 30, 1998             APRIL 30, 1998
PER SHARE DATA:                                                    (UNAUDITED)(1)             (UNAUDITED)(1)
                                                                  ----------------           ----------------
    Net asset value, beginning of period..............                 $14.65                     $14.65
                                                                       ------                     ------
    INVESTMENT OPERATIONS:
    Investment (loss)-net.............................                   (.01)                      (.01)
    Net realized and unrealized gain (loss)
      on investments..................................                   2.47                       2.49
                                                                       ------                     ------
    TOTAL FROM INVESTMENT OPERATIONS..................                   2.46                       2.48
                                                                       ------                     ------
    Net asset value, end of period....................                 $17.11                     $17.13
                                                                       ======                     ======

TOTAL INVESTMENT RETURN...............................                  16.79%(2,3)                16.93%(2,3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of operating expenses to average net assets.                    .61%(3)                    .61%(3)
    Ratio of net investment income (loss)
      to average net assets...........................                   (.25%)(3)                  (.25%)(3)
    Portfolio Turnover Rate...........................                  33.27%(3)                  33.27%(3)
    Average commission rate paid(4)...................                 $.0356                     $.0356
    Net Assets, end of period (000's Omitted).........                 $6,046                     $1,129

--------------------
(1) From January 16, 1998 (commencement of initial offering) to April 30,
    1998.
(2) Exclusive of sales load.
(3) Not annualized.
(4) The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

    Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               CLASS R SHARES
                                                    -----------------------------------------------------------------
                                                    SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 1998    ----------------------------------------------
PER SHARE DATA:                                      (UNAUDITED)(1)      1997(2)     1996(3)     1995      1994(4,5)
                                                    ----------------    ------      ------      ------    ------
    Net asset value, beginning of period...........      $17.03         $14.36      $11.92      $ 9.76    $10.00
                                                         ------         ------      ------      ------    ------
    INVESTMENT OPERATIONS:
    Investment income-net..........................         .01            .05         .07         .12       .09(6)
    Net realized and unrealized gain (loss)
      on investments...............................        2.63           4.80        2.98        2.16      (.27)
                                                         ------         ------      ------      ------    ------

    TOTAL FROM INVESTMENT OPERATIONS...............        2.64           4.85        3.05        2.28      (.18)
                                                         ------         ------      ------      ------    ------

    DISTRIBUTIONS:
    Dividends from investment income-net...........        (.02)          (.04)       (.08)       (.12)     (.06)
    Dividends from net realized gain on
    investments....................................       (2.47)         (2.14)       (.53)         --        --
                                                         ------         ------      ------      ------    ------
    TOTAL DISTRIBUTIONS............................       (2.49)         (2.18)       (.61)      (.12)      (.06)
                                                         ------         ------      ------      ------    ------
    Net asset value, end of period.................      $17.18         $17.03      $14.36      $11.92    $ 9.76
                                                         ======         ======      ======      ======    ======
TOTAL INVESTMENT RETURN............................       18.03%(7)      38.88%      26.61%      23.57%    (1.77%)(7)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets........         .55%(7)       1.10%       1.10%       1.10%     1.13%(7,8,9)
    Ratio of net investment income
      to average net assets........................         .07%(7)        .42%        .57%       1.11%      .95%(7,8)
    Portfolio Turnover Rate........................       33.27%(7)      81.87%      90.93%      71.00%    83.00%(7)
    Average commission rate paid(10)...............      $.0356         $.0544      $.0390        --        --
    Net Assets, end of period (000's Omitted)......     $56,663        $31,769     $15,644     $12,129   $18,169

--------------------
 (1) Effective January 16, 1998, Restricted shares were redesignated as Class
     R shares.
 (2) Effective August 15, 1997, Retail shares were redesignated as Restricted shares.
 (3) Effective July 15, 1996, Class R shares were redesignated as Retail shares.
 (4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
 (5) The Fund commenced operations on November 12, 1993. Any shares outstanding prior to April 4, 1994 were designated as Trust shares. Effective October 17, 1994, the Fund's Trust shares were redesignated as Class R shares.
 (6) Net investment income before reimbursement of expenses by investment adviser for the period ended October 31, 1994 was $.06.
 (7) Not annualized.
 (8) These ratios have been restated to reflect current year's presentation.
 (9) Net annualized expense ratio before voluntary reimbursement of expenses by the investment adviser for the period ended October 31, 1994 was 1.48%.
(10) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

                    See notes to financial statements.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:

    Dreyfus Premier Midcap Stock Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering eighteen series, including the Fund. The Fund's investment objective is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 Midcap Index. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    On November 20, 1997, shareholders approved a reorganization, effective January 16, 1998, in which the Fund's name was changed to Dreyfus Premier Midcap Stock Fund. Former Investor shares have been redesignated as Class A shares and former Restricted shares have been redesignated as Class R shares.

    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 288 million of $.001 par value Capital Stock. The Fund currently offers four classes of shares:
Class A (22 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class R (66 million shares authorized). Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, (except that former holders of Investor shares will continue to be eligible to purchase Class A shares at NAV, without an initial sales charge). Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, (except that holders of former Restricted shares will continue to be eligible to purchase those shares) and bear no distribution or service fees. Class R shares are offered without a front end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights and privileges on matters affecting a single class.

    Prior to January 16, 1998, the Fund offered two classes of shares:
Investor (22 million shares authorized) and Restricted (66 million shares authorized). Investor shares were offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that entered into selling agreements with the Distributor and Restricted shares were offered to any investor. Other differences between the classes included the services offered to and the expenses borne by each class.

    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (C) REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

    (D) FINANCIAL FUTURES: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 1998, there were no financial futures contracts outstanding.

    (E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net, if any, are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    On May 5, 1998, the Board of Directors declared a dividend from net investment income for Class R shares in the amount of $.003 per share, payable on May 6, 1998 to shareholders of record on May 5, 1998.

    (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2-INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund.) These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

    Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $10,965 during the period ended April 30, 1998 from commissions earned on sales of the Fund shares.

    (B) DISTRIBUTION AND SERVICE PLAN: Under the Fund's Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares may pay annually up to .25% of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B shares and Class C shares are also subject to a service plan adopted pursuant to rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no service or distribution fee. During the period January 16, 1998 through April 30, 1998, Class A, Class B and Class C shares were charged $9,110, $4,219 and $568, respectively, pursuant to the Plan and Class B and Class C shares were charged $1,407 and $189, respectively, pursuant to the service plan.

    Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

DREYFUS PREMIER MIDCAP STOCK FUND
(FORMERLY DREYFUS DISCIPLINED MIDCAP STOCK FUND)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

    Prior to January 16, 1998, under a previous Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Investor shares paid annually up to
 .25% of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Restricted shares bore no distribution fee. During the period from November 1, 1997 to January 15, 1998, Investor shares were charged $4,316 pursuant to the Plan.

NOTE 3-SECURITIES TRANSACTIONS:

    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1998, amounted to $51,115,379 and $16,420,585, respectively.

    At April 30, 1998, accumulated net unrealized appreciation on investments was $12,546,207, consisting of $13,133,561 gross unrealized appreciation and $587,354 gross unrealized depreciation.

    At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4-BANK LINE OF CREDIT:

    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility

DREYFUS PREMIER MIDCAP STOCK FUND
200 Park Avenue
New York, NY 10166

MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                        330/730SA984